ING SERIES FUND, INC.

ING Global Target Payment Fund

("Fund")

Supplement dated January 12, 2012 to the Fund's Class A, Class C,

Class I, and Class W Prospectus dated February 28, 2011

and the Fund's Class R Prospectus

dated August 5, 2011 (each a "Prospectus")

On December 31, 2011, ING Investment Management Co. changed its name to ING Investment Management Co. LLC.

ING Global Target Payment Fund combines a managed payment policy with a diversified investment portfolio of ING Funds invested in global equity, fixed-income, real estate and alternative securities.

Class A, Class C, Class I, and Class W Prospectus

1.            The second paragraph of the section entitled "Principal Investment Strategies" of the summary section of the Fund's Prospectus is hereby deleted in its entirety and replaced with the following:

The Management Payment Policy is designed to provide 12 level monthly payments throughout each calendar year. The Fund will make a level payment of $0.045 per share for Class A shares, $0.041 per share for Class C shares, and $0.047 per share for each of Class I shares and Class W shares for 2012 based on annual payment rates of 6.60% for Class A shares, 5.85% for Class C shares, and 6.85% for each of Class I shares and Class W shares. The Fund's sub-adviser, ING Investment Management Co. LLC ("Sub-Adviser") in its discretion, and with assistance from the Fund's administrator, will determine a new annual payment rate each January from within the total range for all share classes between 4.25% to 7.25% per annum, based on the Fund's objectives, NAV evolution and fee structure of each class of the Fund's shares, as well as the Sub-Adviser's assessment of the market environment and its asset allocation views.

Class R Prospectus

4.            The second paragraph of the section entitled "Principal Investment Strategies" of the summary section of the Fund's Prospectus is hereby deleted in its entirety and replaced with the following:

The Managed Payment Policy is designed to provide 12 level monthly payments throughout each calendar year. The Fund will make a level payment of $0.043 per share for Class R shares for 2012 based on annual payment rates of 6.35% for Class R shares. The Fund's sub-adviser, ING Investment Management Co. LLC ("Sub-Adviser"), in its discretion, and with assistance from the Fund's administrator, will determine a new annual payment rate each January from within the total range for all share classes between 4.25% to 7.25% per annum, based on the Fund's objectives, net asset value evolution and fee structure of each class of the Fund's shares, as well as the Sub-Adviser's assessment of the market environment and its asset allocation views.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE